Income Taxes (Components of Income Before Income Taxes and Current and Deferred Income Tax Expense) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Line Items]
Income before income taxes	¥ 130,280	¥ 195,493	¥ 362,392
Income taxes:
Current	49,879	62,669	107,999
Deferred	(15,542)	(6,523)	(12,004)
Income taxes	34,337	56,146	95,995
Domestic Country
Income Taxes [Line Items]
Income before income taxes	48,186	107,082	240,974
Income taxes:
Current	24,063	39,483	75,556
Deferred	(6,007)	(4,276)	(6,707)
Income taxes	18,056	35,207	68,849
Foreign Country
Income Taxes [Line Items]
Income before income taxes	82,094	88,411	121,418
Income taxes:
Current	25,816	23,186	32,443
Deferred	(9,535)	(2,247)	(5,297)
Income taxes	¥ 16,281	¥ 20,939	¥ 27,146